UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

			Investment Company Act file number 811-10421

			Name of Fund:  BBH Common Settlement Fund II, Inc.

			Fund Address:  40 Water Street
               	Boston, MA  02109-3661

			Name and address of agent for service:
			Nancy D. Osborn, Principal Financial Officer,
			BBH Common Settlement Fund II, Inc., 40 Water Street, Boston, MA, 02109
			Mailing address:  140 Broadway, New York, NY, 10005

			Registrant's telephone number, including area code:  (800) 625-5759


			Date of fiscal year end: 06/30


       Date of reporting period: SEPTEMBER 30, 2005

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH Common Settlement Fund II, Inc.

The Fund's underlying assets are invested with the Master Fund (BBH US Money Market Portfolio 1940 Act File Number 811-08842)


ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant's disclosure
controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no significant changes in the registrant's
 internal controls or in other factors that could significantly affect these
     	controls subsequent to the date of their evaluation.



ITEM 3. EXHIBITS.

(a)	The certifications required by Rule 30a-2(a)
under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1.	I have reviewed this report on Form N-Q on behalf of:
 BBH Common Settlement Fund II, Inc. ("registrant");

2.	Based on my knowledge, this report does not contain
 any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to
   	the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures
    (as defined in rule 30a-3(c) under the Investment
Company Act of 1940) for the registrant and have:

a.	designed such disclosure controls and procedures,
 or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b.	designed such internal control over financial
reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


c.	evaluated the effectiveness of the registrant's
 disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

    d.	disclosed in this report any change in the
 registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's
    board of directors (or persons performing the equivalent functions):

a.	all significant deficiencies and material
weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
   	and

b.	any fraud, whether or not material, that involves
 management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:  November 21, 2005



/s/John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Nancy D. Osborn, certify that:

1.	I have reviewed this report on Form
N-Q on behalf of: BBH Common Settlement
 Fund II, Inc. ("registrant");

2.	Based on my knowledge, this report
 does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company
 Act of 1940) for the registrant and have:

a.	designed such disclosure controls and procedures,
 or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b.	designed such internal control over financial
reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


c.	evaluated the effectiveness of the registrant's
 disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.	disclosed in this report any change in
the registrant's internal control over financial reporting
 that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a.	all significant deficiencies and material
weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b.	any fraud, whether or not material, that
involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  November 21, 2005



/s/Nancy D. Osborn
==========================
Nancy D. Osborn
Treasurer - Principal Financial Officer



SIGNATURES


Pursuant to the requirements of the Securities
 Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly
 caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BBH Common Settlement Fund II, Inc.
             -------------------------------------


By (Signature and Title)* /s/John A. Nielsen
                           -----------------------------------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)

Date:  November 21, 2005

Pursuant to the requirements of the Securities
 Exchange Act of 1934 and the Investment
 Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Nancy D. Osborn
                          ------------------------------------------------------
                          Nancy D. Osborn, Treasurer
                          (Principal Financial Officer)

Date: November 21, 2005


* Print name and title of each signing officer under his or her signature.


BBH Comset II 9-30-05 N-Q page 6 of 6 pages